Financial instruments - Derivative gains and losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative assets | Interest rate risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	$ (1.5)	$ (2.7)	$ (0.9)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	2.1	0.4	(0.3)
Derivatives held for hedging | Interest rate risk related to non-fixed credit facility amounts drawn | Interest expense
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(1.5)	(2.7)	(0.9)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	2.1	0.4	(0.3)
Derivatives held for hedging | Currency risk
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(51.0)	(0.3)	(0.9)
Gain (loss) reclassified from other comprehensive income to income (effective portion)	2.1	0.4	(0.3)
Derivatives held for hedging | Currency risk related to business acquisition | European euro | Foreign exchange
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)		2.4
Derivatives held for hedging | Currency risk related to investment in a foreign operation | Foreign exchange
Disclosure of detailed information about financial instruments
Amount of gain (loss) recognized in other comprehensive income (effective portion)	(49.5)
Derivatives held for trading | Foreign exchange
Disclosure of detailed information about financial instruments
Gain (Loss) recognized in income on derivatives	1.0	0.3	(0.8)
Cash flow hedging item (HFH) | Derivatives held for hedging
Disclosure of detailed information about financial instruments
Ineffective portion of derivative instruments classified as cash flow hedging items	$ 0.0	$ 0.0	$ 0.0